FAIR VALUE DISCLOSURES Fair Value Disclosures (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 29, 2017 USD ($) Restaurants	Mar. 23, 2016 USD ($)	Jun. 28, 2017 USD ($) Restaurants Asset	Jun. 29, 2016 USD ($) Restaurants Asset	Jun. 24, 2015 USD ($)
Schedule of Impairments [Line Items]
Carrying Value Of Impaired Long Lived Assets	$ 3,400,000		$ 4,500,000	$ 7,000,000
Carrying value of reacquired franchise rights			$ 800,000	$ 200,000
Number Of Underperforming Restaurants | Restaurants	2		10	5
Fair Value Of Impaired Long Lived Assets			$ 201,000	$ 208,000
Impairment of Long-Lived Assets Held-for-use		$ 3,400,000	5,100,000	7,000,000
Impairment of real estate				187,000
Carrying value of undeveloped land				937,000
Fair value of undeveloped land				750,000
Impairment of capital lease asset				231,000
Carrying value of impaired capital lease asset				338,000
Fair value of capital lease asset				107,000
Impairment of investment			0	1,000,000	$ 0
Cost Method Investments, Fair Value Disclosure				0
Liquor Licenses [Member]
Schedule of Impairments [Line Items]
Carrying Value Of Impaired Long Lived Assets			1,300,000	1,100,000
Fair Value Of Impaired Long Lived Assets			$ 1,185,000	$ 857,000
Number of Impaired Indefinite-Lived Assets | Asset			6	4
Fair Value of Indefinite Lived Asset			$ 1,200,000	$ 900,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			$ 100,000	$ 200,000